First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund Shareholder Fees	Sep. 30, 2025
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund | First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%